Leases (Tables)	6 Months Ended
Sep. 30, 2024
Leases [Abstract]
Types of assets which Nomura leases under operating leases
The following table presents the types of assets which Nomura leases under operating leases as of March 31, 2024 and September 30, 2024.

	Millions of yen
	March 31, 2024			September 30, 2024
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥21	¥—	¥21	¥21	¥—	¥21
Aircraft	13,259	(184)	13,075	32,470	(272)	32,198

Total	¥13,280	¥(184)	¥13,096	¥32,491	¥(272)	¥32,219

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate used by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases

Millions of yen
September 30, 2024
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥2,519
1 to 2 years	2,519
2 to 3 years	2,519
3 to 4 years	2,519
4 to 5 years	2,519
More than 5 years	4,606

Total	¥17,201